BRINSON SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO                ANNUAL REPORT

PERFORMANCE AT A GLANCE

Comparison of the change of a $10,000 investment in Brinson Series Trust-- Tactical Allocation Portfolio (Class H) and the S&P 500 Index, from September 28, 1998 (inception of the Fund's Class H shares) through December 31, 2001.

[CHART]

                        TACTICAL ALLOCATION
                        PORTFOLIO (CLASS H)       S&P 500 INDEX
     Sep-98                   $10,000                $10,000
     Oct-98                   $11,150                $10,814
     Nov-98                   $11,817                $11,470
     Dec-98                   $12,498                $12,131
     Jan-99                   $13,018                $12,638
     Feb-99                   $12,607                $12,245
     Mar-99                   $13,094                $12,735
     Apr-99                   $13,572                $13,228
     May-99                   $13,245                $12,916
     Jun-99                   $13,958                $13,632
     Jul-99                   $13,538                $13,207
     Aug-99                   $13,471                $13,142
     Sep-99                   $13,098                $12,782
     Oct-99                   $13,912                $13,591
     Nov-99                   $14,181                $13,870
     Dec-99                   $14,811                $14,684
     Jan-00                   $14,425                $13,947
     Feb-00                   $14,317                $13,683
     Mar-00                   $15,029                $15,022
     Apr-00                   $14,837                $14,570
     May-00                   $14,708                $14,271
     Jun-00                   $14,901                $14,623
     Jul-00                   $14,727                $14,395
     Aug-00                   $15,424                $15,289
     Sep-00                   $15,066                $14,482
     Oct-00                   $15,057                $14,421
     Nov-00                   $14,506                $13,285
     Dec-00                   $14,525                $13,350
     Jan-01                   $15,039                $13,824
     Feb-01                   $13,662                $12,563
     Mar-01                   $12,795                $11,766
     Apr-01                   $13,785                $12,681
     May-01                   $13,875                $12,766
     Jun-01                   $13,525                $12,456
     Jul-01                   $13,385                $12,333
     Aug-01                   $12,545                $11,561
     Sep-01                   $11,516                $10,627
     Oct-01                   $11,736                $10,831
     Nov-01                   $12,625                $11,661
     Dec-01                   $12,725                $11,766

PORTFOLIO REVIEW

AVERAGE ANNUAL TOTAL RETURN, PERIODS ENDED 12/31/01

                                               6 MONTHS     1 YEAR   INCEPTION*
TACTICAL ALLOCATION PORTFOLIO (CLASS H)         -5.91%      -12.39%     7.67%
TACTICAL ALLOCATION PORTFOLIO (CLASS I)         -6.00       -12.55      0.46
S&P 500 INDEX                                   -5.55       -11.87      5.12

* Inception: since commencement of issuance on September 28, 1998 for Class H shares and January 5, 1999 for Class I shares. Index performance is shown as of nearest month end of inception of oldest share class:
      September 30, 1998.

The investment return and the principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of less than one year are not annualized. Past performance is no guarantee of future performance. Figures assume reinvestment of all dividends and capital gains distributions, if any, at net asset value on the ex-dividend dates and do not include sales charges. Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.

[SIDENOTE]

The graph depicts the performance of Brinson Series Trust--Tactical Allocation Portfolio (Class H) and the S&P 500 Index. It is important to note the Tactical Allocation Portfolio is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Dear Contract Owner,                                           February 15, 2002

We present you with the annual report for Brinson Series Trust--Tactical Allocation Portfolio for the fiscal year ended December 31, 2001.

Q&A WITH PORTFOLIO MANAGER T. KIRKHAM BARNEBY

Q. HOW DID THE PORTFOLIO PERFORM DURING THE FISCAL YEAR ENDED DECEMBER 31, 2001?

A. The year 2001 proved to be a difficult and disappointing year for all equity investors, with the S&P 500 Index posting a loss of 11.9% for the year. Throughout 2001, the Model dictated a 100% allocation to equities (please refer to "How the Portfolio Works" for methodology). For the fiscal year ended December 31, 2001, the Portfolio's Class H shares modestly underperformed the Index, declining 12.4%.

Q. IN A DIFFICULT YEAR FOR THE MARKET, WAS MAINTAINING A 100% ALLOCATION TO STOCKS A GOOD STRATEGY?

A. The basic premise of the tactical allocation discipline is that investors accept the risk of owning stocks because they expect a return advantage. Determining the Portfolio's allocation to equities is based on identifying where we are in the economic cycle. To do this, we study three variables: the current level of equity market prices, the risk-free hurdle rate as represented by the yield on short-term Treasury securities, and the outlook for earnings and dividend growth. Once we know where we are in the economic cycle, we can determine where we are in the equity cycle.

History has shown that if investors are not in the market during the early stages of a recovery, they can miss out on significant gains over the course of the cycle. Equity market returns seem to be heavily concentrated, or front-end loaded, in the early stages of recovery. There can be a risk in moving into equities too early in the cycle, but we believe taking that risk is likely to be rewarded by the relatively strong returns that we believe should result from a subsequent market upturn.

Q. THE EVENTS OF SEPTEMBER 11 OVERSHADOWED ALL OTHER NEWS DURING THE FISCAL YEAR. CAN YOU TELL US HOW THESE EVENTS AFFECTED MARKET PERFORMANCE?

A. The market reacted in the short term with a sell-off, as it often does to bad news of a political or social nature. The September 11 tragedy was devastating, so the sell-off was not surprising.

The effect on the markets was short-lived, as the major market indices regained their pre-September 11 levels within about 30 to 40 trading days. This is also not surprising. In general, unless political events become economic events and affect market fundamentals, the market regains lost ground once investors have had time to reflect and realize that the fundamentals are still in place for continued economic growth. Although the events of September 11 exacerbated the economic slowdown that was already under way, many investors saw the sell-off as a great buying opportunity. They stepped up to the plate and invested in stocks. Indeed, although the reporting period as a whole was characterized by a general decline in all the major markets, we are encouraged by the resiliency shown after September 11.

[SIDENOTE]

HOW THE PORTFOLIO WORKS

The Portfolio attempts to outperform the S&P 500 Index over the long term, with less volatility over the course of a full market cycle, by shifting assets between stocks and bonds or cash based on the Tactical Allocation Model (the "Model"). We use the Model to determine the Portfolio's exposure to an equity portion designed to track the performance of the Index and a fixed-income portion consisting of either bonds (generally five-year U.S. Treasury notes) or cash (generally 30-day U.S. Treasury bills). The Portfolio moves away from stocks and into bonds when the Model signals a potential stock market downturn. It moves into stocks when the Model anticipates the potential for stock market appreciation.

Q. DID RATE CUTS BY THE FEDERAL RESERVE BOARD HELP THE ECONOMY DURING THE
PERIOD?

Although interest rate cuts are primarily intended to revive a sluggish economy rather than specifically give stock prices a boost, repeated rate cuts do play a major role in the market. But the impact is often slower than many investors might expect. Typically, changes in the federal funds rate take six to twelve months to ripple through the market. If this trend continues, the rate reductions of the past several months will result in the bottoming of the economic cycle sometime in the first half of 2002.

The market also typically anticipates a positive response to the kind of stimulative monetary policy that we see in these rate cuts, with a lead time of about five months. So the fact that the market was up in the fourth quarter of 2001 can be attributed to two factors: first, the price reversal following the September 11 sell-off; second, the market's positive response to the Fed's rate cuts and an anticipated recovery.

Q. AS INVESTORS BECOME MORE FOCUSED ON ASSET ALLOCATION, HOW CAN THE PORTFOLIO HELP THEM MEET THEIR LONG-TERM GOALS?

The idea behind the Tactical Allocation Portfolio is to provide value over the course of full economic cycles by moving the Portfolio away from the equity market and into safe harbor assets, either entirely or in part, when our Model indicates that equities may be headed for a rough period. When the Model suggests that equity performance may improve, as has been the case throughout the fiscal year, then we generally shift more assets into equities. While a traditional equity fund may stay fully invested in stocks--whether or not stocks are performing well or are expected to perform well--the Tactical Allocation Portfolio may allocate assets among stocks and bonds or cash as market conditions warrant in accordance with the Model's recommendations. By making these shifts among asset classes, the Portfolio attempts to reduce volatility but at the same time provide total return over the long term.

Q. WHAT IS YOUR OUTLOOK FOR THE MONTHS AHEAD?

In the near term, the outlook for the economy is very positive. Following historical patterns, the United States economy should respond to the Fed's stimulative monetary policy. Moreover, since the average recession lasts approximately 11 months and the recent downturn was pegged as starting in March 2001, we expect an economic upturn early this year.

Looking out over the longer term, we expect stocks to continue to outdistance other asset classes in providing real returns above inflation. Along with this positive outlook, however, it is important to point out that upward trends are interrupted from time to time. Such interruptions may take place more often in the years ahead, with business cycles lasting five years--the historical norm--rather than the 10-year cycle we experienced in the 1990s. Given the likelihood of interruptions in long-term stock performance, it is important to remember that there are risks associated with investing in stocks.

PORTFOLIO STATISTICS


PORTFOLIO CHARACTERISTICS*                            12/31/01     6/30/01
--------------------------------------------------------------------------------
Equities                                               100.1%       100.0%
Liabilities in Excess of Other Assets                   -0.1%         0.0%
Number of Holdings                                       469          467
Equity Risk Premium(1)                                  8.73%        7.49%
Bond Risk Premium(1)                                    2.17%        1.36%
--------------------------------------------------------------------------------

TOP TEN HOLDINGS*          12/31/01                                     6/30/01
--------------------------------------------------------------------------------
General Electric                3.8%     General Electric                   4.4%
Microsoft                       3.4      Microsoft                          3.6
Exxon Mobil                     2.6      Exxon Mobil                        2.7
Citigroup                       2.5      Citigroup                          2.4
Wal-Mart Stores                 2.4      Pfizer                             2.3
Pfizer                          2.4      AOL Time Warner                    2.1
Intel                           2.0      Wal-Mart Stores                    2.0
IBM                             2.0      American International Group       1.8
American International Group    2.0      Intel                              1.8
Johnson & Johnson               1.7      IBM                                1.8
--------------------------------------------------------------------------------
                               24.8%     Total                             24.9%

TOP FIVE SECTORS*          12/31/01                                     6/30/01
--------------------------------------------------------------------------------
Financials                     17.8%     Financials                        22.8%
Information Technology         17.6      Information Technology            17.7
Health Care                    14.4      Consumer Discretionary            14.6
Consumer Discretionary         13.2      Health Care                       12.6
Utilities                      11.3      Utilities                          8.1
--------------------------------------------------------------------------------
Total                          74.3%     Total                             75.8%

* Weightings represent percentages of net assets as of the dates indicated. Portfolio weightings reflect the weightings of the S&P 500 Index, and will vary over time. The Portfolio's asset allocation is actively managed according to the Model and will vary over time.

(1) The Tactical Allocation Model is run on the first business day of each month. The ERP and BRP percentages in the 6/30/01 column are the numbers that were run on 7/2/01; the ERP and BRP percentages in the 12/31/01 column are the numbers that were run on 1/02/02.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,


/s/ Brian M. Storms

BRIAN M. STORMS
President

This letter is intended to assist shareholders in understanding how the Portfolio performed during the fiscal year ended December 31, 2001, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances.

PORTFOLIO OF INVESTMENTS                                       DECEMBER 31, 2001

  NUMBER OF
   SHARES                                                             VALUE
  ---------                                                        ------------
COMMON STOCKS--100.07%

AEROSPACE & DEFENSE--1.51%
    9,500      Boeing Co.                                          $    368,410
    2,300      General Dynamics Corp.                                   183,172
    1,300      Goodrich, B.F. Co.                                        34,606
    9,200      Honeywell, Inc.                                          311,144
    5,000      Lockheed Martin Corp.                                    233,350
    1,300      Northrop Grumman Corp.                                   131,053
    4,400      Raytheon Co.                                             142,868
    2,100      Rockwell Collins, Inc.                                    40,950
    5,300      United Technologies Corp.                                342,539
                                                                   ------------
                                                                      1,788,092
                                                                   ------------
AIRLINES--0.21%
    1,900      AMR Corp.*                                                42,123
    1,500      Delta Air Lines, Inc.                                     43,890
    8,600      Southwest Airlines Co.                                   158,928
                                                                   ------------
                                                                        244,941
                                                                   ------------
AIR FREIGHT & COURIERS--0.15%
    3,400      Fedex Corp.*                                             176,392
                                                                   ------------
AUTOMOBILES--0.53%
   20,700      Ford Motor Co.                                           325,404
    6,300      General Motors Corp.                                     306,180
                                                                   ------------
                                                                        631,584
                                                                   ------------
AUTO COMPONENTS--0.28%
    1,900      DANA Corp.                                                26,372
    6,600      Delphi Automotive Systems Corp.                           90,156
    2,100      Goodyear Tire & Rubber Co.                                50,001
    1,000      Johnson Controls, Inc.                                    80,750
    1,500      TRW, Inc.                                                 55,560
    1,800      Visteon Corp.                                             27,072
                                                                   ------------
                                                                        329,911
                                                                   ------------
BANKS--5.88%
    4,300      AmSouth Bancorp                                           81,270
    8,300      Bank of New York Co., Inc.                               338,640
   13,200      Bank One Corp.                                           515,460
   17,700      BankAmerica Corp.                                      1,114,215
    5,100      BB & T Corp.                                             184,161
    2,700      Charter One Financial, Inc.                               73,305
    2,100      Comerica, Inc.                                           120,330
    6,500      Fifth Third Bancorp                                      398,645
   11,800      FleetBoston Financial Corp.                              430,700
    1,800      Golden West Financial Corp.                              105,930
    3,100      Huntington Bancshares, Inc.                               53,289
    5,000      KeyCorp.                                                 121,700
    5,300      Mellon Financial Corp.                                   199,386
    6,900      National City Corp.                                      201,756
    2,500      Northern Trust Corp.                                     150,550
    3,200      PNC Bank Corp.                                      $    179,840
    2,700      Regions Financial Corp.                                   80,838
    3,900      SouthTrust Corp.                                          96,213
    3,300      Suntrust Banks, Inc.                                     206,910
    3,300      Synovus Financial Corp.                                   82,665
   22,100      U.S. Bancorp                                             462,553
    1,600      Union Planters Corp.                                      72,208
   15,300      Wachovia Corp.                                           479,808
    9,900      Washington Mutual, Inc.                                  323,730
   19,100      Wells Fargo & Co.                                        829,895
    1,100      Zions Bancorp                                             57,838
                                                                   ------------
                                                                      6,961,835
                                                                   ------------
BEVERAGES--2.51%
   10,000      Anheuser-Busch Cos., Inc.                                452,100
      900      Brown Forman Corp.                                        56,340
   28,100      Coca-Cola Co.                                          1,324,915
    5,100      Coca-Cola Enterprises, Inc.                               96,594
    3,300      Pepsi Bottling Group, Inc.                                77,550
   19,700      PepsiCo, Inc.                                            959,193
                                                                   ------------
                                                                      2,966,692
                                                                   ------------
BIOTECHNOLOGY--1.09%
   11,800      Amgen, Inc.*                                             665,992
    1,700      Biogen, Inc.*                                             97,495
    2,200      Chiron Corp.*                                             96,448
    2,400      Genzyme Corp.*                                           143,664
    6,200      Immunex Corp.*                                           171,802
    2,400      Medimmune Inc.*                                          111,240
                                                                   ------------
                                                                      1,286,641
                                                                   ------------
BUILDING PRODUCTS--0.11%
    5,300      Masco Corp.                                              129,850
                                                                   ------------
CHEMICALS--1.20%
    2,600      Air Products & Chemicals, Inc.                           121,966
   10,300      Dow Chemical Co.                                         347,934
   11,600      DuPont (E.I.) de Nemours & Co.                           493,116
    1,000      Eastman Chemical Co.                                      39,020
    1,700      Engelhard Corp.                                           47,056
    1,200      International Flavors & Fragrances                        35,652
    2,000      PPG Industries, Inc.                                     103,440
    1,900      Praxair, Inc.                                            104,975
    2,600      Rohm & Haas Co.                                           90,038
      900      Sigma-Aldrich Corp.                                       35,469
                                                                   ------------
                                                                      1,418,666
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES--2.05%
    2,300      Allied Waste Industries, Inc.*                            32,338
    7,000      Automatic Data Processing, Inc.                          412,300
    1,300      Avery Dennison Corp.                                      73,489

  NUMBER OF
   SHARES                                                              VALUE
  ---------                                                        ------------
COMMON STOCKS--(CONTINUED)

COMMERCIAL SERVICES & SUPPLIES--(CONCLUDED)
   11,100      Cendant Corp.*                                      $    217,671
    2,000      Cintas Corp.                                              96,000
    5,700      Concord EFS, Inc.*                                       186,846
    2,000      Convergys Corp.*                                          74,980
    1,600      Donnelley, R.R. & Sons Co.                                47,504
    1,600      Ecolab, Inc.                                              64,400
    1,700      Equifax, Inc.                                             41,055
    4,300      First Data Corp.                                         337,335
    2,100      Fiserv, Inc.*                                             88,872
    2,100      H&R Block, Inc.                                           93,870
    3,400      IMS Health, Inc.                                          66,334
    4,200      Paychex, Inc.                                            146,370
    2,800      Pitney Bowes, Inc.                                       105,308
    2,100      Robert Half International, Inc.*                          56,070
    1,500      Sabre Holdings Corp.*                                     63,525
    7,000      Waste Management, Inc.                                   223,370
                                                                   ------------
                                                                      2,427,637
                                                                   ------------
COMMUNICATIONS EQUIPMENT--2.85%
    9,200      ADC Telecommunications, Inc.*                             42,320
    1,000      Andrew Corp.*                                             21,890
    3,300      Avaya, Inc.*                                              40,095
    3,800      CIENA Corp.*                                              54,378
   82,900      Cisco Systems, Inc.*                                   1,501,319
    2,200      Comverse Technology, Inc.*                                49,214
   10,900      Corning, Inc.                                             97,228
   15,100      JDS Uniphase Corp.*                                      131,068
   38,700      Lucent Technologies, Inc.                                243,423
   25,200      Motorola, Inc.                                           378,504
   36,300      Nortel Networks Corp.(1)                                 272,250
    8,600      Qualcomm, Inc.*                                          434,300
    1,800      Scientific-Atlanta, Inc.                                  43,092
    4,700      Tellabs, Inc.*                                            70,312
                                                                   ------------
                                                                      3,379,393
                                                                   ------------
COMPUTERS & PERIPHERALS--4.18%
    4,000      Apple Computer, Inc.*                                     87,600
   19,300      Compaq Computer Corp.                                    188,368
   29,500      Dell Computer Corp.*                                     801,810
   25,100      EMC Corp.                                                337,344
    3,800      Gateway, Inc.*                                            30,552
   22,000      Hewlett-Packard Co.                                      451,880
   19,500      International Business Machines Corp.                  2,358,720
    1,500      Lexmark International Group, Inc.*                        88,500
    1,200      NCR Corp.*                                                44,232
    3,800      Network Appliance, Inc.*                                  83,106
    6,800      Palm, Inc.*                                               26,384
   36,700      Sun Microsystems, Inc.*                                  451,410
                                                                   ------------
                                                                      4,949,906
                                                                   ------------
CONSTRUCTION MATERIALS--0.05%
    1,200      Vulcan Materials Co.                                $     57,528
                                                                   ------------
CONSTRUCTION & ENGINEERING--0.03%
    1,000      Fluor Corp.                                               37,400
                                                                   ------------
CONTAINERS & PACKAGING--0.12%
      400      Ball Corp.                                                28,280
    2,100      Pactiv Corp.*                                             37,275
    1,000      Sealed Air Corp.*                                         40,820
      600      Temple-Inland, Inc.                                       34,038
                                                                   ------------
                                                                        140,413
                                                                   ------------
DIVERSIFIED FINANCIALS--7.47%
   15,100      American Express Co.                                     538,919
    1,100      Bear Stearns Co., Inc.                                    64,504
    2,400      Capital One Financial Corp.                              129,480
   15,500      Charles Schwab Corp.                                     239,785
   58,100      Citigroup, Inc.                                        2,932,888
    1,400      Countrywide Credit Industries, Inc.                       57,358
    7,900      Federal Home Loan Mortgage Corp.                         516,660
   11,300      Federal National Mortgage Association                    898,350
    3,000      Franklin Resources, Inc.                                 105,810
    5,200      Household International, Inc.                            301,288
   22,300      J. P. Morgan Chase & Co.                                 810,605
    2,700      Lehman Brothers Holdings, Inc.                           180,360
    9,600      MBNA Corp.                                               337,920
    9,600      Merrill Lynch & Co., Inc.                                500,352
    1,800      Moody's Corp.                                             71,748
   12,400      Morgan Stanley Dean Witter & Co.                         693,656
    3,700      State Street Corp.                                       193,325
    2,600      Stilwell Financial, Inc.                                  70,772
    1,500      T. Rowe Price Group, Inc.                                 52,095
    1,800      USA Education, Inc.                                      151,236
                                                                   ------------
                                                                      8,847,111
                                                                   ------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.83%
    3,500      Alltel Corp.                                             216,055
   40,000      AT&T Corp.                                               725,600
   21,100      BellSouth Corp.                                          804,965
    1,700      CenturyTel, Inc.                                          55,760
    3,400      Citizens Communications Co.*                              36,244
   18,900      Qwest Communications International, Inc.                 267,057
   38,000      SBC Communications, Inc.                               1,488,460
   10,100      Sprint Corp.                                             202,808
   30,600      Verizon Communications                                 1,452,276
   33,400      Worldcom, Inc.                                           470,272
                                                                   ------------
                                                                      5,719,497
                                                                   ------------

  NUMBER OF
   SHARES                                                              VALUE
  ---------                                                        ------------
COMMON STOCKS--(CONTINUED)

ELECTRIC UTILITIES--2.46%
    6,100      AES Corp.*                                          $     99,735
    1,600      Allegheny Energy, Inc.                                    57,952
    1,700      Ameren Corp.                                              71,910
    3,700      American Electric Power, Inc.                            161,061
    3,500      Calpine Corp.*                                            58,765
    2,000      Cinergy Corp.                                             66,860
    1,700      CMS Energy Corp.                                          40,851
    2,500      Consolidated Edison, Inc.                                100,900
    2,000      Constellation Energy Group, Inc.                          53,100
    3,000      Dominion Resources, Inc.                                 180,300
    1,900      DTE Energy Co.                                            79,686
    8,800      Duke Energy Corp.                                        345,488
    3,800      Edison International, Inc.                                57,380
    2,600      Entergy Corp.                                            101,686
    3,700      Exelon Corp.                                             177,156
    3,500      First Energy Corp.                                       122,430
    2,000      FPL Group, Inc.                                          112,800
    4,600      Mirant Corp.*                                             73,692
    2,000      Niagara Mohawk Holdings, Inc.*                            35,460
    4,500      PG&E Corp.                                                86,580
    1,800      PPL Corp.                                                 62,730
    3,000      Progress Energy, Inc.*(2)                                112,575
    2,400      Public Service Enterprise Group, Inc.                    101,256
    3,500      Reliant Energy, Inc.                                      92,820
    7,900      Southern Co.                                             200,265
    3,100      TXU Corp.                                                146,165
    4,100      Xcel Energy, Inc.                                        113,734
                                                                   ------------
                                                                      2,913,337
                                                                   ------------
ELECTRICAL EQUIPMENT--0.39%
    2,400      American Power Conversion Corp.*                          34,704
    1,100      Cooper Industries, Inc.                                   38,412
    4,900      Emerson Electric Co.                                     279,790
    2,300      Molex, Inc.                                               71,185
    2,400      Rockwell International Corp.                              42,864
                                                                   ------------
                                                                        466,955
                                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.53%
    5,200      Agilent Technologies, Inc.*                              148,252
    2,300      Jabil Circuit, Inc.*                                      52,256
      600      Millipore Corp.                                           36,420
    1,400      Perkinelmer, Inc.                                         49,028
    6,000      Sanmina Corp.*                                           119,400
    9,400      Solectron Corp.*                                         106,032
    2,700      Symbol Technologies, Inc.                                 42,876
    1,100      Tektronix, Inc.*                                          28,358
    2,100      Thermo Electron Corp.                                     50,106
                                                                   ------------
                                                                        632,728
                                                                   ------------
ENERGY EQUIPMENT & SERVICES--0.69%
    3,900      Baker Hughes, Inc.(1)                               $    142,233
    5,200      Halliburton Co.                                           68,120
    1,700      Nabors Industries, Inc.*                                  58,361
    1,600      Noble Drilling Corp.*                                     54,464
    6,600      Schlumberger Ltd.                                        362,670
    3,700      Transocean Sedco Forex, Inc.                             125,134
                                                                   ------------
                                                                        810,982
                                                                   ------------
FOOD & DRUG RETAILING--1.14%
    4,600      Albertson's, Inc.                                        144,854
    4,500      CVS Corp.                                                133,200
    9,100      Kroger Co.*                                              189,917
    5,700      Safeway, Inc.*                                           237,975
    1,700      SUPERVALU, Inc.                                           37,604
    7,500      Sysco Corp.                                              196,650
   11,500      Walgreen Co.                                             387,090
    1,800      Winn Dixie Stores, Inc.                                   25,650
                                                                   ------------
                                                                      1,352,940
                                                                   ------------
FOOD PRODUCTS--1.46%
    7,600      Archer-Daniels-Midland Co.                               109,060
    4,700      Campbell Soup Co.                                        140,389
    6,200      Conagra, Inc.                                            147,374
    4,100      General Mills, Inc.                                      213,241
    4,000      Heinz, H. J. & Co.                                       164,480
    1,600      Hershey Foods Corp.                                      108,320
    4,600      Kellogg Co.                                              138,460
    8,900      Sara Lee Corp.                                           197,847
    6,500      Unilever N.V                                             374,465
    2,600      Wrigley, Wm. Jr. Co.                                     133,562
                                                                   ------------
                                                                      1,727,198
                                                                   ------------
GAS UTILITIES--0.43%
    5,800      El Paso Corp.                                            258,738
    1,700      KeySpan Corp.                                             58,905
    1,300      Kinder Morgan, Inc.                                       72,397
    2,500      NiSource, Inc.                                            57,650
    2,500      Sempra Energy                                             61,375
                                                                   ------------
                                                                        509,065
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.67%
    2,400      Applera Corp.- Applied Biosystems
               Group                                                     94,248
      600      Bard, C.R., Inc.                                          38,700
      700      Bausch & Lomb, Inc.                                       26,362
    6,700      Baxter International, Inc.                               359,321
    3,000      Becton, Dickinson & Co.                                   99,450
    3,100      Biomet, Inc.                                              95,790
    4,600      Boston Scientific Corp.*                                 110,952
    3,500      Guidant Corp.*                                           174,300
   13,700      Medtronic, Inc.                                          701,577

  NUMBER OF
   SHARES                                                              VALUE
  ---------                                                        ------------
COMMON STOCKS--(CONTINUED)

HEALTH CARE EQUIPMENT & SUPPLIES--(CONCLUDED)
    1,000      St. Jude Medical, Inc.*                             $     77,650
    2,200      Stryker Corp.                                            128,414
    2,200      Zimmer Holdings, Inc.*                                    67,188
                                                                   ------------
                                                                      1,973,952
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES--1.44%
    1,700      Aetna, Inc.                                               56,083
    1,200      AmerisourceBergen Corp.                                   76,260
    5,100      Cardinal Health, Inc.                                    329,766
    1,600      CIGNA Corp.                                              148,240
    5,800      Columbia/HCA Healthcare Corp.                            223,532
    2,800      Health Management Associates, Inc., Class A*              51,520
    4,500      HEALTHSOUTH Corp.*                                        66,690
    2,100      Humana, Inc.*                                             24,759
    1,200      Manor Care, Inc.*                                         28,452
    3,300      McKesson HBOC, Inc.                                      123,420
    1,500      Quintiles Transnational Corp.*                            24,075
    3,700      Tenet Healthcare Corp.*                                  217,264
    3,500      UnitedHealth Group, Inc.                                 247,695
      700      Wellpoint Health Networks, Inc.*                          81,795
                                                                   -------------
                                                                      1,699,551
                                                                   -------------
HOTELS, RESTAURANTS & LEISURE--0.99%
    6,700      Carnival Corp.                                           188,136
    1,400      Darden Restaurants, Inc.                                  49,560
    1,300      Harrah's Entertainment, Inc.*                             48,113
    4,500      Hilton Hotels Corp.                                       49,140
      900      International Game Technology*                            61,470
    2,800      Marriott International, Inc.                             113,820
   14,500      McDonalds Corp.                                          383,815
    4,300      Starbucks Corp.*(1)                                       81,915
    2,400      Starwood Hotels & Resorts
               Worldwide, Inc., Class B                                  71,640
    1,700      Tricon Global Restaurants, Inc.*                          83,640
    1,300      Wendy's International, Inc.                               37,921
                                                                   ------------
                                                                      1,169,170
                                                                   ------------
HOUSEHOLD DURABLES--0.39%
    1,000      Black & Decker Corp.                                      37,730
      700      Centex Corp.                                              39,963
    1,800      Fortune Brands, Inc.                                      71,262
    2,400      Leggett & Platt, Inc.                                     55,200
    1,000      Maytag Corp.                                              31,030
    3,100      Newell Rubbermaid, Inc.-                                  85,467
      800      Pulte Homes, Inc.                                         35,736
    1,100      Stanley Works                                             51,227
      800      Whirlpool Corp.                                           58,664
                                                                   ------------
                                                                        466,279
                                                                   ------------
HOUSEHOLD PRODUCTS--1.67%
    2,700      Clorox Co.                                          $    106,785
    6,200      Colgate-Palmolive Co.                                    358,050
    6,000      Kimberly-Clark Corp.                                     358,800
   14,600      Procter & Gamble Co.                                   1,155,298
                                                                   ------------
                                                                      1,978,933
                                                                   ------------
INDUSTRIAL CONGLOMERATES--5.42%
  112,200      General Electric Co.                                   4,496,976
    4,400      Minnesota Mining & Manufacturing Co.                     520,124
    1,700      Textron, Inc.                                             70,482
   22,600      Tyco International Ltd.                                1,331,140
                                                                   ------------
                                                                      6,418,722
                                                                   ------------
INSURANCE--4.29%
    5,900      AFLAC, Inc.                                              144,904
    8,100      Allstate Corp.                                           272,970
    1,200      AMBAC Financial Group, Inc.                               69,432
   29,500      American International Group, Inc.                     2,342,300
    3,100      AON Corp.                                                110,112
    1,900      Chubb Corp.                                              131,100
    1,900      Cincinnati Financial Corp.                                72,485
    4,300      Conseco, Inc.*                                            19,178
    2,800      Hartford Financial Services Group, Inc.                  175,924
    1,700      Jefferson-Pilot Corp.                                     78,659
    3,400      John Hancock Financial Services, Inc.                    140,420
    2,100      Lincoln National Corp.                                   101,997
    2,200      Loews Corp.                                              121,836
    3,100      Marsh & McLennan Cos., Inc.                              333,095
    1,700      MBIA, Inc.                                                91,171
    8,200      Metlife, Inc.                                            259,776
    1,200      MGIC Investment Corp.                                     74,064
      800      Progressive Corp.                                        119,440
    1,500      SAFECO Corp.                                              46,725
    2,400      St. Paul Cos., Inc.                                      105,528
    1,400      Torchmark, Inc.                                           55,062
    2,800      UnumProvident Corp.                                       74,228
    1,500      XL Capital Ltd., Class A                                 137,040
                                                                   ------------
                                                                      5,077,446
                                                                   ------------
INTERNET SOFTWARE & SERVICES--0.10%
    6,400      Yahoo!, Inc.*                                            113,536
                                                                   ------------
IT CONSULTING & SERVICES--0.42%
    1,900      Computer Sciences Corp.*                                  93,062
    5,300      Electronic Data Systems Corp.                            363,315
    3,700      Unisys Corp.*                                             46,398
                                                                   ------------
                                                                        502,775
                                                                   ------------

  NUMBER OF
   SHARES                                                             VALUE
  ---------                                                        ------------
COMMON STOCKS--(CONTINUED)

LEISURE EQUIPMENT & PRODUCTS--0.35%
    3,400      Eastman Kodak Co.                                   $    100,062
    3,500      Harley Davidson, Inc.                                    190,085
    2,200      Hasbro, Inc.                                              35,706
    5,000      Mattel, Inc.                                              86,000
                                                                   ------------
                                                                        411,853
                                                                   ------------
MACHINERY--0.95%
    3,900      Caterpillar, Inc.                                        203,775
    1,600      Danaher Corp.                                             96,496
    2,700      Deere & Co.                                              117,882
    2,400      Dover Corp.                                               88,968
      800      Eaton Corp.                                               59,528
    3,500      Illinois Tool Works, Inc.                                237,020
    2,000      Ingersoll Rand Co.                                        83,620
    1,000      ITT Industries, Inc.                                      50,500
      700      Navistar International Corp.                              27,650
      900      PACCAR, Inc.                                              59,058
    1,700      Pall Corp.                                                40,902
    1,400      Parker-Hannifin Corp.                                     64,274
                                                                   ------------
                                                                      1,129,673
                                                                   ------------
MEDIA--4.11%
   50,000      AOL Time Warner, Inc.*                                 1,605,000
    6,800      Clear Channel Communications*                            346,188
   10,800      Comcast Corp., Class A*                                  388,800
   23,200      Disney, Walt Co.                                         480,704
    1,100      Dow Jones & Co., Inc.                                     60,203
    3,100      Gannett, Inc.                                            208,413
    4,300      Interpublic Group Cos., Inc.                             127,022
    1,100      Knight-Ridder, Inc.                                       71,423
    2,300      McGraw-Hill Cos., Inc.                                   140,254
    1,800      New York Times Co., Class A                               77,850
    2,100      Omnicom Group, Inc.                                      187,635
    1,300      TMP Worldwide, Inc.*                                      55,770
    3,500      Tribune Co.                                              131,005
    2,400      Univision Communications, Inc., Class A*                  97,104
   20,100      Viacom, Inc., Class B*                                   887,415
                                                                   ------------
                                                                      4,864,786
                                                                   ------------
METALS & MINING--0.69%
    3,800      Alcan Aluminum Ltd.                                      136,534
    9,700      Alcoa, Inc.                                              344,835
    6,200      Barrick Gold Corp.                                        98,890
    1,800      Freeport-McMoRan Copper & Gold, Inc., Class B*            24,102
    2,500      Inco Ltd.*                                                42,350
    2,300      Newmont Mining Corp.(1)                                   43,953
    1,000      Nucor Corp.                                               52,960
    1,000      Phelps Dodge Corp.                                        32,400
    3,900      Placer Dome, Inc.                                         42,549
                                                                   ------------
                                                                        818,573
                                                                   ------------
MULTI-UTILITIES--0.21%
    4,000      Dynegy, Inc.                                        $    102,000
    5,900      Williams Cos., Inc.                                      150,568
                                                                   ------------
                                                                        252,568
                                                                   ------------
MULTILINE RETAIL--3.79%
    5,200      Costco Wholesale Corp.*                                  230,776
    3,800      Dollar General Corp.                                      56,620
    2,000      Family Dollar Stores, Inc.                                59,960
    2,300      Federated Department Stores, Inc.*                        94,070
    3,100      J.C. Penney, Inc.                                         83,390
    6,200      K Mart Corp.*                                             33,852
    3,800      Kohls Corp.*                                             267,672
    3,500      May Department Stores Co.                                129,430
    1,600      Nordstrom, Inc.                                           32,368
    3,700      Sears Roebuck & Co.                                      176,268
   10,200      Target Corp.                                             418,710
   50,400      Wal-Mart Stores, Inc.                                  2,900,520
                                                                   ------------
                                                                      4,483,636
                                                                   ------------
OFFICE ELECTRONICS--0.07%
    8,300      Xerox Corp.                                               86,486
                                                                   ------------
OIL & GAS--5.69%
    1,100      Amerada Hess Corp.                                        68,750
    2,800      Anadarko Petroleum Corp.                                 159,180
    1,650      Apache Corp.                                              82,302
    1,000      Ashland, Inc.                                             46,080
    2,300      Burlington Resources, Inc.                                86,342
   12,000      ChevronTexaco Corp.                                    1,075,320
    7,100      Conoco, Inc.                                             200,930
    1,500      Devon Energy Corp.                                        57,975
    1,400      EOG Resources, Inc.                                       54,754
   77,200      Exxon Mobil Corp.                                      3,033,960
    1,200      Kerr-McGee Corp.                                          65,760
    4,400      Occidental Petroleum Corp.                               116,732
    4,400      Phillips Petroleum Co.                                   265,144
   24,000      Royal Dutch Petroleum Co., ADR                         1,176,480
    1,000      Sunoco, Inc.                                              37,340
    2,900      Unocal Corp.                                             104,603
    3,600      USX-Marathon Group                                       108,000
                                                                   ------------
                                                                      6,739,652
                                                                   ------------
PAPER & FOREST PRODUCTS--0.50%
    2,800      Georgia-Pacific Corp.(1)                                  77,308
    5,600      International Paper Co.                                  225,960
    1,300      Mead Corp.                                                40,157
    1,400      Westvaco Corp.                                            39,830
    2,600      Weyerhaeuser Co.                                         140,608
    1,400      Willamette Industries, Inc.                               72,968
                                                                   ------------
                                                                        596,831
                                                                   ------------

  NUMBER OF
   SHARES                                                             VALUE
  ---------                                                        ------------
COMMON STOCKS--(CONTINUED)

PERSONAL PRODUCTS--0.47%
      700      Alberto-Culver Co.                                  $     31,318
    2,700      Avon Products, Inc.                                      125,550
   12,000      Gillette Co.                                             400,800
                                                                   ------------
                                                                        557,668
                                                                   ------------
PHARMACEUTICALS--10.17%
   17,500      Abbott Laboratories                                      975,625
    1,500      Allergan, Inc.                                           112,575
   14,900      American Home Products Corp.                             914,264
   21,900      Bristol-Myers Squibb Co.                               1,116,900
   12,700      Eli Lilly & Co.                                          997,458
    2,000      Forest Laboratories, Inc.*                               163,900
   34,600      Johnson & Johnson                                      2,044,860
    2,800      King Pharmaceuticals, Inc.*                              117,964
   25,700      Merck & Co., Inc.                                      1,511,160
   71,100      Pfizer, Inc.                                           2,833,335
   14,600      Pharmacia Corp.                                          622,690
   16,600      Schering-Plough Corp.                                    594,446
    1,300      Watson Pharmaceuticals, Inc.*                             40,807
                                                                   ------------
                                                                     12,045,984
                                                                   ------------
REAL ESTATE--0.20%
    4,900      Equity Office Properties Trust                           147,392
    3,300      Equity Residential Properties Trust                       94,743
                                                                   ------------
                                                                        242,135
                                                                   ------------
ROAD & RAIL--0.38%
    4,400      Burlington Northern Santa Fe, Inc.                       125,532
    2,500      CSX Corp.                                                 87,625
    4,500      Norfolk Southern Corp.                                    82,485
    2,800      Union Pacific Corp.                                      159,600
                                                                   ------------
                                                                        455,242
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--4.24%
    3,900      Advanced Micro Devices, Inc.*                             61,854
    4,400      Altera Corp.*                                             93,368
    4,100      Analog Devices, Inc.*                                    181,999
    9,200      Applied Materials, Inc.*                                 368,920
    3,500      Applied Micro Circuits Corp.*                             39,620
    3,000      Broadcom Corp.*                                          122,610
    2,900      Conexant Systems, Inc.*                                   41,644
   75,900      Intel Corp.                                            2,387,055
    2,100      KLA-Tencor Corp.*                                        104,076
    3,600      Linear Technology Corp.                                  140,544
    4,200      LSI Logic Corp.*                                          66,276
    3,700      Maxim Integrated Productions, Inc.*                      194,287
    6,800      Micron Technology, Inc.*                                 210,800
    2,000      National Semiconductor Corp.*                             61,580
    1,600      Novellus Systems, Inc.*                                   63,120
    1,900      PMC-Sierra, Inc.*                                         40,394
    1,100      Qlogic Corp.*                                             48,961
    2,100      Teradyne, Inc.*                                     $     63,294
   19,600      Texas Instruments, Inc.                                  548,800
    2,300      Vitesse Semiconductor Corp.*                              28,589
    3,800      Xilinx, Inc.*                                            148,390
                                                                   ------------
                                                                      5,016,181
                                                                   ------------
SOFTWARE--5.20%
    2,700      Adobe Systems, Inc.                                       83,835
      700      Autodesk, Inc.                                            26,089
    2,800      BMC Software, Inc.*                                       45,836
    2,200      Citrix Systems, Inc.*                                     49,852
    6,500      Computer Associates International, Inc.                  224,185
    4,300      Compuware Corp.*                                          50,697
    2,400      Intuit*                                                  102,672
    1,000      Mercury Interactive Corp.*                                33,980
   60,900      Microsoft Corp.*                                       4,034,625
    4,500      Novell, Inc.*                                             20,655
    1,600      NVIDIA Corp.*                                            107,040
   62,900      Oracle Systems Corp.*                                    868,649
    3,100      Parametric Technology Corp.*                              24,211
    3,400      Peoplesoft, Inc.*                                        136,680
    5,300      Siebel Systems, Inc.*                                    148,294
    4,600      VERITAS Software Co.*                                    206,218
                                                                   ------------
                                                                      6,163,518
                                                                   ------------
SPECIALTY RETAIL--2.46%
    1,200      Autozone, Inc.*                                           86,160
    3,300      Bed, Bath & Beyond, Inc.*                                111,870
    2,400      Best Buy Co., Inc.*                                      178,752
    2,400      Circuit City Stores, Inc.                                 62,280
    9,800      Gap, Inc.                                                136,612
   26,500      Home Depot, Inc.                                       1,351,765
    5,000      Limited, Inc.                                             73,600
    8,700      Lowe's Cos., Inc.                                        403,767
    3,500      Office Depot, Inc.*                                       64,890
    2,100      RadioShack Corp.                                          63,210
    1,900      Sherwin-Williams Co.                                      52,250
    5,300      Staples, Inc.*                                            99,110
    1,700      Tiffany & Co.                                             53,499
    3,100      TJX Cos., Inc.                                           123,566
    2,300      Toys R Us, Inc.*                                          47,702
                                                                   ------------
                                                                      2,909,033
                                                                   ------------
TEXTILES & APPAREL--0.27%
    1,500      Jones Apparel Group, Inc.*                                49,755
      700      Liz Claiborne, Inc.                                       34,825
    3,100      Nike, Inc.                                               174,344
    1,400      V. F. Corp.                                               54,614
                                                                   ------------
                                                                        313,538
                                                                   ------------

  NUMBER OF
   SHARES                                                             VALUE
  ---------                                                        ------------
COMMON STOCKS--(CONCLUDED)

TOBACCO--1.01%
   24,500      Philip Morris Cos., Inc.                            $  1,123,325
    2,000      UST, Inc.                                                 70,000
                                                                   ------------
                                                                      1,193,325
                                                                   ------------
TRADING COMPANIES & DISTRIBUTORS--0.11%
    2,100      Genuine Parts Co.                                         77,070
    1,200      Grainger W.W., Inc.                                       57,600
                                                                   ------------
                                                                        134,670
                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES--0.66%
   28,700      AT&T Wireless Services, Inc.*                       $    412,419
    9,200      Nextel Communications, Inc.*                             100,832
   11,200      Sprint Corp.*(1)                                         273,392
                                                                   ------------
                                                                        786,643
                                                                   ------------
Total Investments
  (cost--$138,324,053)--100.07%                                     118,509,053
Liabilities in excess of other assets--(0.07)%                          (77,680)
                                                                   ------------
Net Assets--100.00%                                                $118,431,373
                                                                   ============

----------
*     Non-income producing security.
(1)   Security, or portion thereof, was on loan at December 31, 2001.
(2)   Includes 500 Contingent Value Obligations valued at zero.
ADR   American Depositary Receipt.

                 See accompanying notes to financial statements

STATEMENT OF ASSETS AND LIABILITIES                            DECEMBER 31, 2001

ASSETS
Investments in securities, at value (cost--$138,324,053)                                      $ 118,509,053
Investments of cash collateral received for securities loaned, at value (cost--$836,300)            836,300
Receivable for investments sold                                                                     132,920
Receivable for shares of beneficial interest sold                                                   122,199
Dividends and interest receivable                                                                   135,352
Other assets                                                                                          4,623
                                                                                              -------------
Total assets                                                                                    119,740,447
                                                                                              -------------
LIABILITIES
Payable for cash collateral for securities loaned                                                   836,300
Payable to custodian                                                                                196,713
Payable to affiliates                                                                                68,561
Payable for shares of beneficial interest repurchased                                                42,224
Accrued expenses and other liabilities                                                              165,276
                                                                                              -------------
Total liabilities                                                                                 1,309,074
                                                                                              -------------
NET ASSETS
Beneficial interest--$0.001 par value (unlimited amount authorized)                             143,843,969
Accumulated undistributed net investment income                                                     609,255
Accumulated net realized losses from investment transactions                                     (6,206,851)
Net unrealized depreciation of investments                                                      (19,815,000)
                                                                                              -------------
Net assets                                                                                    $ 118,431,373
                                                                                              =============
CLASS H
Net assets                                                                                    $  32,606,518
                                                                                              -------------
Shares outstanding                                                                                2,560,850
                                                                                              -------------
Net asset value, offering price and redemption value per share                                       $12.73
                                                                                                     ======
CLASS I
Net assets                                                                                    $  85,824,855
                                                                                              -------------
Shares outstanding                                                                                6,764,747
                                                                                              -------------
Net asset value, offering price and redemption value per share                                       $12.69
                                                                                                     ======

                 See accompanying notes to financial statements

STATEMENT OF OPERATIONS

                                                                         FOR THE
                                                                        YEAR ENDED
                                                                     DECEMBER 31, 2001
                                                                     -----------------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $7,260)                 $  1,614,528
Interest                                                                     31,823
                                                                       ------------
                                                                          1,646,351
                                                                       ------------
EXPENSES:
Investment advisory and administration                                      612,254
Distribution fees--Class I                                                  215,975
Professional fees                                                            76,780
Custody and accounting                                                       73,462
Reports and notices to shareholders                                          45,355
Trustees' fees                                                                5,948
Transfer agency and related services fees                                     3,000
Other expenses                                                                4,301
                                                                       ------------
                                                                          1,037,075
Less: Fee waiver from advisor                                                  (224)
                                                                       ------------
Net expenses                                                              1,036,851
                                                                       ------------
Net investment income                                                       609,500
                                                                       ------------
REALIZED AND UNREALIZED LOSSES FROM INVESTMENT ACTIVITIES:
Net realized losses from investment transactions                         (3,877,819)
Net change in unrealized appreciation/depreciation of investments       (14,035,062)
                                                                       ------------
NET REALIZED AND UNREALIZED LOSSES FROM INVESTMENT ACTIVITIES           (17,912,881)
                                                                       ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $(17,303,381)
                                                                       ============

                 See accompanying notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

                                                                                   FOR THE YEARS ENDED
                                                                                      DECEMBER 31,
                                                                            ---------------------------------
                                                                                 2001                2000
                                                                            -------------       -------------
FROM OPERATIONS:
Net investment income                                                       $     609,500       $   2,614,933
Net realized gains (losses) from investment transactions                       (3,877,819)          6,342,876
Net change in unrealized appreciation/depreciation of investments             (14,035,062)        (11,547,396)
                                                                            -------------       -------------
Net decrease in net assets resulting from operations                          (17,303,381)         (2,589,587)
                                                                            -------------       -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class H                                                   (882,378)            (12,379)
Net investment income--Class I                                                 (1,732,247)            (20,565)
Net realized gains from investments--Class H                                   (2,241,541)           (799,723)
Net realized gains from investments--Class I                                   (4,797,879)         (1,328,551)
                                                                            -------------       -------------
Total dividends and distributions to shareholders                              (9,654,045)         (2,161,218)
                                                                            -------------       -------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares                                           29,513,547          50,549,583
Cost of shares repurchased                                                    (19,778,017)        (13,087,876)
Proceeds from dividends reinvested                                              9,654,045           2,161,218
                                                                            -------------       -------------
Net increase in net assets from beneficial interest transactions               19,389,575          39,622,925
                                                                            -------------       -------------
Net increase (decrease) in net assets                                          (7,567,851)         34,872,120

NET ASSETS:
Beginning of year                                                             125,999,224          91,127,104
                                                                            -------------       -------------
End of year (including accumulated undistributed net investment income
   of $609,255 and $2,614,531, respectively)                                $ 118,431,373       $ 125,999,224
                                                                            =============       =============

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      Brinson Series Trust--Tactical Allocation Portfolio (the "Portfolio") is a diversified portfolio of Brinson Series Trust (the "Fund"), which is organized under Massachusetts law pursuant to an Amended and Restated Declaration of Trust dated February 11, 1998, as amended, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund operates as a series company currently offering four portfolios. Shares of the Portfolio are offered to insurance company separate accounts which fund certain variable annuity contracts.

      Currently, the Portfolio offers Class H and Class I shares. Each class represents interests in the same assets of the Portfolio, and the classes are identical except for differences in their distribution charges. Both classes have equal voting privileges except that Class I has exclusive voting rights with respect to its distribution plan. Class H has no distribution plan.

      The Fund accounts separately for the assets, liabilities and operations for each portfolio. Expenses directly attributable to each portfolio are charged to that portfolio's operations; expenses which are applicable to all portfolios are allocated among them on a pro rata basis.

      The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

      VALUATION OF INVESTMENTS--The Portfolio calculates its net asset value based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Brinson Advisors, Inc. ("Brinson Advisors"), the investment advisor and administrator of the Portfolio. Brinson Advisors is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

      REPURCHASE AGREEMENTS--The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by Brinson Advisors.

      INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost basis. Dividend income is recorded on the ex-dividend date ("ex-date"). Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

      Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

      DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT ADVISOR AND ADMINISTRATOR

      The Board has approved an investment advisory and administration contract between the Fund and Brinson Advisors ("Advisory Contract"), under which Brinson Advisors serves as investment advisor and administrator of the Portfolio. In accordance with the Advisory Contract, the Portfolio pays Brinson Advisors an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Portfolio's average daily net assets. At December 31, 2001, the Portfolio owed Brinson Advisors $50,282 in investment advisory and administration fees. Brinson Advisors waived a portion of its investment advisory and administration fees in connection with the Portfolio's investment of cash collateral from securities lending transactions in the Brinson Private Money Market Fund LLC. For the year ended December 31, 2001, Brinson Advisors waived $224.

      For the year ended December 31, 2001, the Portfolio paid no brokerage commissions to UBS PaineWebber Inc. ("UBS PaineWebber(SM)*"), an indirect wholly owned subsidiary of UBS AG, or any other affiliated broker-dealer for transactions executed on behalf of the Portfolio.

DISTRIBUTION PLAN

      Class I shares are offered to insurance company separate accounts where the related insurance companies receive payments for their services in connection with the distribution of the Portfolio's Class I shares. Under the plan of distribution, the Portfolio pays Brinson Advisors a monthly distribution fee at the annual rate of 0.25% of the average daily net assets of Class I shares. Brinson Advisors pays the entire distribution fee to the insurance companies. At December 31, 2001, the Portfolio owed Brinson Advisors $18,198 in distribution fees.

SECURITIES LENDING

      The Portfolio may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Portfolio receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the year ended December 31, 2001, the Portfolio earned $2,124 for lending its securities, net of rebates, fees and expenses, and UBS PaineWebber earned $747 in compensation as the Portfolio's lending agent. At December 31, 2001, the Portfolio owed UBS PaineWebber $81 in compensation. UBS PaineWebber also has been approved as a borrower under the Portfolio's securities lending program.

      At December 31, 2001, the Portfolio had securities on loan having a market value of $799,061. The Portfolio's custodian held cash having an aggregate value of $836,300 as collateral for portfolio securities loaned which was invested as follows:

NUMBER OF
 SHARES                                                                  VALUE
---------                                                               --------
 339,787     AIM Liquid Assets Portfolio                                $339,787
 496,513     Brinson Private Money Market Fund LLC                       496,513
                                                                        --------
             Total investments of cash collateral received for
             securities loaned (cost--$836,300)                         $836,300
                                                                        ========

----------
*     UBS PaineWebber is a service mark of UBS AG.

BANK LINE OF CREDIT

      The Portfolio may participate with other funds managed, advised or sub-advised by Brinson Advisors in a $300 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Portfolio at the request of the shareholders or other temporary or emergency purposes. In connection therewith, the Portfolio has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Portfolio at a rate based on prevailing market rates in effect at the time of borrowings. For the year ended December 31, 2001, the Portfolio did not borrow under the Facility.

INVESTMENTS IN SECURITIES

      At December 31, 2001, the components of net unrealized depreciation of investments for federal income tax purposes were as follows:

      Gross appreciation (investments having an excess of value over cost)              $  7,154,958
      Gross depreciation (investments having an excess of cost over value)               (30,831,432)
                                                                                        ------------
      Net unrealized depreciation of investments                                        $(23,676,474)
                                                                                        ============

      For the year ended December 31, 2001, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $56,212,970 and $12,323,572, respectively.

FEDERAL TAX STATUS

      The Portfolio intends to distribute all of its taxable income and to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required.

      The tax character of distributions paid during the fiscal years ended December 31, 2001 and December 31, 2000 were as follows:

                                                        2001            2000
                                                     ----------      ----------
      Distributions paid from:
      Ordinary income                                $9,654,045      $2,136,355
      Net long term capital gains                            --          24,863
                                                     ----------      ----------
      Total distributions paid                       $9,654,045      $2,161,218
                                                     ==========      ==========

      As of December 31, 2001 the components of accumulated deficit on a tax basis were as follows:

      Undistributed ordinary income                $    609,255
                                                   ------------
      Accumulated earnings                         $    609,255
      Accumulated capital and other losses         $ (2,345,377)
      Net unrealized depreciation                   (23,676,474)
                                                   ------------
      Total accumulated deficit                    $(25,412,596)
                                                   ============

      The differences between book-basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

      At December 31, 2001, the Portfolio had a capital loss carryforward of $863,515 available as a reduction, to the extent provided in the regulations, of any future net realized capital gains. The capital loss carryforward will expire by December 31, 2009. To the extent that such losses are used to offset future capital gains, it is probable that such gains will not be distributed. Also, in accordance with U.S. Treasury regulations, the Portfolio has elected to defer $1,481,862 of net realized capital losses arising after October 31, 2001. Such losses are treated for tax purposes as arising on January 1, 2002.

      To reflect reclassifications arising from permanent "book/tax" differences for the year ended December 31, 2001, the Portfolios' accumulated net investment income was decreased by $151 and accumulated net realized losses were decreased by $151. Permanent book/tax differences are primarily attributable to reclassed distributions.

SHARES OF BENEFICIAL INTEREST

      There are an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                           CLASS H                             CLASS I
YEAR ENDED                       ---------------------------       -----------------------------
DECEMBER 31, 2001:                SHARES           AMOUNT            SHARES            AMOUNT
                                 --------       ------------       ----------       ------------
Shares sold                       226,260       $  3,370,565        1,906,639       $ 26,142,982
Shares repurchased               (510,105)        (6,617,891)      (1,018,394)       (13,160,126)
Dividends reinvested              241,229          3,123,919          505,036          6,530,126
                                 --------       ------------       ----------       ------------
Net increase (decrease)           (42,616)      $   (123,407)       1,393,281       $ 19,512,982
                                 ========       ============       ==========       ============

YEAR ENDED
DECEMBER 31, 2000:
Shares sold                       705,269       $ 11,430,151        2,415,952       $ 39,119,432
Shares repurchased               (378,613)        (6,130,278)        (430,647)        (6,957,598)
Dividends reinvested               50,347            812,102           83,692          1,349,116
                                 --------       ------------       ----------       ------------
Net increase                      377,003       $  6,111,975        2,068,997       $ 33,510,950
                                 ========       ============       ==========       ============

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                           CLASS H                                           CLASS I
                                               ---------------------------------------------  --------------------------------------
                                                          FOR THE             FOR THE PERIOD       FOR THE          FOR THE PERIOD
                                                        YEARS ENDED            SEPTEMBER 28,      YEARS ENDED      JANUARY 5, 1999++
                                                        DECEMBER 31,           1998+ THROUGH      DECEMBER 31,          THROUGH
                                               -------------------------------  DECEMBER 31,  -------------------     DECEMBER 31,
                                                 2001       2000        1999        1998       2001        2000          1999
                                               -------     -------     -------     -------    -------     -------       -------
Net asset value, beginning of period           $ 15.83     $ 16.49     $ 14.91     $ 12.00    $ 15.78     $ 16.48       $ 14.89
                                               -------     -------     -------     -------    -------     -------       -------
Net investment income                             0.08        0.40@       0.11@       0.02       0.04        0.36@         0.11@
Net realized and unrealized gains (losses)
  from investments                               (2.02)      (0.71)@      2.64@       2.99      (2.00)      (0.71)@        2.65@
                                               -------     -------     -------     -------    -------     -------       -------
Net increase (decrease) from investment
  operations                                     (1.94)      (0.31)       2.75        3.01      (1.96)      (0.35)         2.76
                                               -------     -------     -------     -------    -------     -------       -------
Dividends from net investment income             (0.33)      (0.01)      (0.06)      (0.02)     (0.30)      (0.01)        (0.06)
Distributions from net realized gains from
  investments                                    (0.83)      (0.34)      (1.11)      (0.08)     (0.83)      (0.34)        (1.11)
                                               -------     -------     -------     -------    -------     -------       -------
Total dividends and distributions to
  shareholders                                   (1.16)      (0.35)      (1.17)      (0.10)     (1.13)      (0.35)        (1.17)
                                               -------     -------     -------     -------    -------     -------       -------
Net asset value, end of period                 $ 12.73     $ 15.83     $ 16.49     $ 14.91    $ 12.69     $ 15.78       $ 16.48
                                               =======     =======     =======     =======    =======     =======       =======
Total investment return (1)                     (12.39)%     (1.93)%     18.43%      24.98%    (12.55)%     (2.18)%       18.52%
                                               =======     =======     =======     =======    =======     =======       =======
Ratios/Supplemental Data:
Net assets, end of period (000's)              $32,607     $41,212     $36,714     $22,494    $85,825     $84,787       $54,413
Expenses to average net assets, before
  waiver from advisor                             0.67%       0.73%       0.74%       0.95%*     0.92%       0.98%         0.99%*
Expenses to average net assets, after
  waiver from advisor                             0.67%       0.72%       0.74%       0.95%*     0.92%       0.94%         0.74%*
Net investment income to average net
  assets, before waiver from advisor              0.67%       2.49%       0.71%       0.77%*     0.42%       2.23%         0.56%*
Net investment income to average net assets,
  after waiver from advisor                       0.67%       2.50%       0.71%       0.77%*     0.42%       2.27%         0.81%*
Portfolio turnover rate                             10%        166%        110%          6%        10%        166%          110%

----------
+     Commencement of operations.
++    Commencement of issuance of shares.
*     Annualized.
@     Calculated using average monthly shares outstanding for the period.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do no include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

The Board of Trustees and Shareholders of
Brinson Series Trust--Tactical Allocation Portfolio

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Brinson Series Trust--Tactical Allocation Portfolio (one of the Portfolios constituting Brinson Series Trust) as of December 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Brinson Series Trust--Tactical Allocation Portfolio at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP

New York, New York
February 15, 2002

SUPPLEMENTAL INFORMATION (UNAUDITED)

BOARD OF TRUSTEES

      The Fund is governed by a Board of Trustees which oversees each portfolio's operations and each of whom serves an indefinite term of office. The table below shows, for each Trustee and Officer, his or her name, address and age, the position held with the Fund, the length of time served as a Trustee or Officer of the Fund, the Trustee's or Officer's principal occupations during the last five years, the number of funds in the Brinson Family of Funds overseen by the Trustee or Officer, and other directorships held by such Trustee or Officer.

      The Fund's Statement of Additional Information contains additional information about the Trustees and Officers and is available, without charge, upon request, by calling 1-800-647-1568.

INTERESTED TRUSTEES

                                   POSITION(S)                          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS;
                                  HELD WITH THE                            NUMBER OF PORTFOLIOS IN FUND COMPLEX
                                 FUND; LENGTH OF                                   OVERSEEN BY TRUSTEE;
  NAME, ADDRESS AND AGE            TIME SERVED                             OTHER DIRECTORSHIPS HELD BY TRUSTEE
  ---------------------          ---------------                        --------------------------------------------
Margo N. Alexander*+; 55        Trustee since 1996       Mrs. Alexander is an executive vice president and a director of UBS
                                                         PaineWebber (since March 1984). She was chief executive officer of Brinson
                                                         Advisors from January 1995 to October 2000, a director (from January 1995 to September 2001) and chairman (from March 1999 to September 2001). Mrs.
                                                         Alexander is a director or trustee of 22 investment companies for which
                                                         Brinson Advisors, UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

E. Garrett Bewkes, Jr.*+; 75        Trustee and          Mr. Bewkes serves as a consultant to UBS PaineWebber (since May 1999).
                                  Chairman of the        Prior to November 2000, he was a director of Paine Webber Group Inc. ("PW
                                 Board of Trustees       Group", formerly the holding company of UBS PaineWebber and Brinson
                                    since 1990           Advisors) and prior to 1996, he was a consultant to PW Group. Prior to
                                                         1988, he was chairman of the board, president and chief executive officer of American Bakeries Company. Mr. Bewkes is a director of Interstate
                                                         Bakeries Corporation. Mr. Bewkes is a director or trustee of 32 investment companies for which Brinson Advisors, UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

INDEPENDENT TRUSTEES

                                   POSITION(S)                          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS;
                                  HELD WITH THE                            NUMBER OF PORTFOLIOS IN FUND COMPLEX
                                 FUND; LENGTH OF                                   OVERSEEN BY TRUSTEE;
  NAME, ADDRESS AND AGE            TIME SERVED                             OTHER DIRECTORSHIPS HELD BY TRUSTEE
  ---------------------          ---------------                        --------------------------------------------
Richard Q. Armstrong; 66        Trustee since 1996       Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management
R.Q.A. Enterprises                                       consulting firm) (since April 1991 and principal occupation since March
One Old Church Road                                      1995). He is also a director of AlFresh Beverages Canada, Inc. (a Canadian
Unit # 6                                                 Beverage subsidiary of AlFresh Foods Inc.) (since October 2000). Mr.
Greenwich, CT 06830                                      Armstrong was chairman of the board, chief executive officer and co-owner of Adirondack Beverages (producer and distributor of soft drinks and sparkling/still waters) (October 1993-March 1995). He was a partner of The
                                                         New England Consulting Group (management consulting firm) (December
                                                         1992-September 1993). He was managing director of LVMH U.S. Corporation
                                                         (U.S. subsidiary of the French luxury goods conglomerate, Louis Vuitton
                                                         Moet Hennessey Corporation) (1987-1991) and chairman of its wine and spirits subsidiary, Schieffelin & Somerset Company (1987-1991). Mr.
                                                         Armstrong is a director or trustee of 22 investment companies for which
                                                         Brinson Advisors, UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

David J. Beaubien; 67           Trustee since 2001       Mr. Beaubien is chairman of Yankee Environmental Systems, Inc., a
101 Industrial Road                                      manufacturer of meteorological measuring systems. Prior to January 1991, he
Turners Falls, MA 01376                                  was senior vice president of EG&G, Inc., a company which makes and provides a variety of scientific and technically oriented products and services. He is also director of IEC Electronics, Inc., a manufacturer of electronic assemblies. From 1985 to January 1995, Mr. Beaubien served as a director or trustee on the boards of the Kidder, Peabody & Co. Incorporated mutual funds. Mr. Beaubien is a director or trustee of 22 investment companies for which Brinson Advisors, UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

Richard R. Burt; 55             Trustee since 1996       Mr. Burt is chairman of Diligence LLC (international investments and
1275 Pennsylvania Ave., N.W.                             consulting firm) (since March 1994) and a partner of McKinsey & Company
Washington, D.C. 20004                                   (management consulting firm) (since 1991). He is also a director of
                                                         Archer-Daniels-Midland Company (agricultural commodities), Hollinger
                                                         International Company (publishing), six investment companies in the
                                                         Deutsche Bank family of funds, nine investment companies in the Flag
                                                         Investors family of funds, The Central European Fund, Inc. and The Germany
                                                         Fund, Inc., vice chairman of Anchor Gaming (provides technology to gaming and wagering industry) (since July 1999) and chairman of Weirton Steel
                                                         Corp. (makes and finishes steel products) (since April 1996). He was the chief negotiator in the Strategic Arms Reduction Talks with the former
                                                         Soviet Union (1989-1991) and the U.S. Ambassador to the Federal Republic of
                                                         Germany (1985-1989). Mr. Burt is a director or trustee of 22 investment companies for which Brinson Advisors, UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

                                   POSITION(S)                          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS;
                                  HELD WITH THE                            NUMBER OF PORTFOLIOS IN FUND COMPLEX
                                 FUND; LENGTH OF                                   OVERSEEN BY TRUSTEE;
  NAME, ADDRESS AND AGE            TIME SERVED                             OTHER DIRECTORSHIPS HELD BY TRUSTEE
  ---------------------          ---------------                        --------------------------------------------
Meyer Feldberg; 59              Trustee since 1990       Mr. Feldberg is Dean and Professor of Management of the Graduate School of
Columbia University                                      Business, Columbia University. Prior to 1989, he was president of the
101 Uris Hall                                            Illinois Institute of Technology. Dean Feldberg is also a director of
New York, New York 10027                                 Primedia Inc. (publishing), Federated Department Stores, Inc. (operator of department stores), Revlon, Inc. (cosmetics) and Select Medical Inc.
                                                         (healthcare services). Dean Feldberg is a director or trustee of 30 investment companies for which Brinson Advisors, UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

George W. Gowen; 72             Trustee since 1987       Mr. Gowen is a partner in the law firm of Dunnington, Bartholow & Miller.
666 Third Avenue                                         Prior to May 1994, he was a partner in the law firm of Fryer, Ross & Gowen.
New York, New York 10017                                 Mr. Gowen is a director or trustee of 30 investment companies for which
                                                         Brinson Advisors, UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

William W. Hewitt, Jr.**; 73    Trustee since 2001       Mr. Hewitt is retired. Since 1988, he has served as a director or trustee
c/o Brinson Advisors, Inc.                               on the boards of the Guardian Life Insurance Company mutual funds. From
51 West 52nd Street                                      1990 to January 1995, Mr. Hewitt served as a director or trustee on the
New York, New York 10019-6114                            boards of the Kidder, Peabody & Co. Incorporated mutual funds. From
                                                         1986-1988, he was an executive vice president and director of mutual funds, insurance and trust services of Shearson Lehman Brothers Inc. From
                                                         1976-1986, he was president of Merrill Lynch Funds Distributor, Inc. Mr.
                                                         Hewitt is a director or trustee of 22 investment companies for which
                                                         Brinson Advisors, UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

Morton L. Janklow; 71           Trustee since 2001       Mr. Janklow is senior partner of Janklow & Nesbit Associates, an
445 Park Avenue                                          international literary agency representing leading authors in their
New York, New York 10022                                 relationships with publishers and motion picture, television and multi-media companies, and of counsel to the law firm of Janklow & Ashley.
                                                         Mr. Janklow is a director or trustee of 22 investment companies for which
                                                         Brinson Advisors, UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

                                   POSITION(S)                          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS;
                                  HELD WITH THE                            NUMBER OF PORTFOLIOS IN FUND COMPLEX
                                 FUND; LENGTH OF                                   OVERSEEN BY TRUSTEE;
  NAME, ADDRESS AND AGE            TIME SERVED                             OTHER DIRECTORSHIPS HELD BY TRUSTEE
  ---------------------          ---------------                        --------------------------------------------
Frederic V. Malek; 65           Trustee since 1987       Mr. Malek is chairman of Thayer Capital Partners (merchant bank) and
1455 Pennsylvania Avenue, N.W.                           chairman of Thayer Hotel Investors III, Thayer Hotel Investors II and
Suite 350                                                Lodging Opportunities Fund (hotel investment partnerships). From January
Washington, D.C. 20004                                   1992 to November 1992, he was campaign manager of Bush-Quayle `92. From
                                                         1990 to 1992, he was vice chairman and, from 1989 to 1990, he was president of Northwest Airlines Inc. and NWA Inc. (holding company of Northwest
                                                         Airlines Inc.). Prior to 1989, he was employed by the Marriott Corporation
                                                         (hotels, restaurants, airline catering and contract feeding), where he most recently was an executive vice president and president of Marriott Hotels and Resorts. Mr. Malek is also a director of Aegis Communications, Inc.
                                                         (tele-services), American Management Systems, Inc. (management consulting and computer related services), Automatic Data Processing, Inc. (computing services), CB Richard Ellis, Inc. (real estate services), FPL Group, Inc.
                                                         (electric services), Classic Vacation Group (packaged vacations), Manor
                                                         Care, Inc. (health care), and Northwest Airlines Inc. Mr. Malek is a director or trustee of 22 investment companies for which Brinson Advisors,
                                                         UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

Carl W. Schafer; 66             Trustee since 1996       Mr. Schafer is president of the Atlantic Foundation (charitable
66 Witherspoon Street                                    foundation). He is a director of Labor Ready, Inc. (temporary employment),
#1100                                                    Roadway Express, Inc. (trucking), The Guardian Group of Mutual Funds, the
Princeton, NJ 08542                                      Harding, Loevner Funds, E.I.I. Realty Trust (investment company),
                                                         Electronic Clearing House, Inc. (financial transactions processing),
                                                         Frontier Oil Corporation and Nutraceutix, Inc. (biotechnology company).
                                                         Prior to January 1993, he was chairman of the Investment Advisory Committee of the Howard Hughes Medical Institute. Mr. Schafer is a director or trustee of 22 investment companies for which Brinson Advisors, UBS
                                                         PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

William D. White; 68            Trustee since 2001       Mr. White is retired. From February 1989 through March 1994, he was
P.O. Box 199                                             president of the National League of Professional Baseball Clubs. Prior to
Upper Black Eddy, PA 18972                               1989, he was a television sportscaster for WPIX-TV, New York. Mr. White served on the Board of Directors of Centel from 1989 to 1993 and until recently on the board of directors of Jefferson Banks Incorporated,
                                                         Philadelphia, PA. Mr. White is a director or trustee of 22 investment companies for which Brinson Advisors, UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

OFFICERS

                                   POSITION(S)                          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS;
                                  HELD WITH THE                            NUMBER OF PORTFOLIOS IN FUND COMPLEX
                                 FUND; LENGTH OF                                   OVERSEEN BY OFFICER;
  NAME, ADDRESS AND AGE            TIME SERVED                             OTHER DIRECTORSHIPS HELD BY OFFICER
  ---------------------          ---------------                        --------------------------------------------
T. Kirkham Barneby*; 55      Vice President since 1995   Mr. Barneby is a managing director and chief investment officer-
                                                         quantitative investments of Brinson Advisors. Mr. Barneby is a vice president of nine investment companies for which Brinson Advisors, UBS
                                                         PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

Thomas Disbrow***; 36          Vice President and        Mr. Disbrow is a director and a senior manager of the mutual fund finance
                         Assistant Treasurer since 2000  department of Brinson Advisors. Prior to November 1999, he was a vice president of Zweig/Glaser Advisers. Mr. Disbrow is a vice president and assistant treasurer of 22 investment companies for which Brinson Advisors,
                                                         UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

Amy R. Doberman*; 39            Vice President and       Ms. Doberman is a managing director and general counsel of Brinson
                               Secretary since 2000      Advisors. From December 1997 through July 2000, she was general counsel of
                                                         Aeltus Investment Management, Inc. Prior to working at Aeltus, Ms. Doberman was a Division of Investment Management Assistant Chief Counsel at the SEC.
                                                         Ms. Doberman is a vice president and secretary of 24 investment companies and secretary of one investment company for which Brinson Advisors, Brinson
                                                         Partners, UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

Elbridge T. Gerry III*; 44   Vice President since 2000   Mr. Gerry is a managing director and chief investment officer - fixed income of Brinson Advisors. Mr. Gerry is a vice president of six investment companies for which Brinson Advisors, UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

Kevin J. Mahoney***; 36         Vice President and       Mr. Mahoney is a director and a senior manager of the mutual fund finance
                               Assistant Treasurer       department of Brinson Advisors. From August 1996 through March 1999, he was
                                    since 1999           the manager of the mutual fund internal control group of Salomon Smith
                                                         Barney. Mr. Mahoney is a vice president and assistant treasurer of 22 investment companies for which Brinson Advisors, UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

Michael H. Markowitz****; 37 Vice President since 2001   Mr. Markowitz is an executive director, portfolio manager and head of U.S.
                                                         short duration fixed income of Brinson Advisors. He is also an executive director and portfolio manager of Brinson Partners, Inc., an affiliate of
                                                         Brinson Advisors. Mr. Markowitz is a vice president of 10 investment companies for which Brinson Advisors, UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

                                   POSITION(S)                          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS;
                                  HELD WITH THE                            NUMBER OF PORTFOLIOS IN FUND COMPLEX
                                 FUND; LENGTH OF                                   OVERSEEN BY OFFICER;
  NAME, ADDRESS AND AGE            TIME SERVED                             OTHER DIRECTORSHIPS HELD BY OFFICER
  ---------------------          ---------------                        --------------------------------------------
Emil Polito*; 41            Vice President since 2001    Mr. Polito is an executive director and head of investment support and mutual fund services of Brinson Advisors. From July 2000 to October 2000,
                                                         he was a senior manager of investment systems at Dreyfus Corp. Prior to
                                                         July 2000, Mr. Polito was a senior vice president and director of operations and control for Brinson Advisors. Mr. Polito is a vice president of 22 investment companies for which Brinson Advisors, UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

Susan P. Ryan*; 41          Vice President since 1995    Ms. Ryan is an executive director and a portfolio manager of Brinson
                                                         Advisors. Ms. Ryan is a vice president of six investment companies for which Brinson Advisors, UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

Paul H. Schubert***; 39       Vice President and         Mr. Schubert is an executive director and head of the mutual fund finance
                             Treasurer since 1995        department of Brinson Advisors. Mr. Schubert is a vice president and treasurer of 22 investment companies and treasurer and principal accounting officer of three investment companies for which Brinson Advisors, Brinson
                                                         Partners, UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

Brian M. Storms*; 47          President since 2000       Mr. Storms is chief operating officer (since September 2001) and president of Brinson Advisors (since March 1999). Mr. Storms was chief executive officer of Brinson Advisors from October 2000 to September 2001. He was president of Prudential Investments (1996-1999). Prior to joining
                                                         Prudential Investments he was a managing director at Fidelity Investments.
                                                         Mr. Storms is president of 22 investment companies and president and trustee of three investment companies for which Brinson Advisors, Brinson
                                                         Partners, UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

Keith A. Weller*; 40           Vice President and        Mr. Weller is a director and senior associate general counsel of Brinson
                              Assistant Secretary        Advisors. Mr. Weller is a vice president and assistant secretary of 22
                                   since 1995            investment companies for which Brinson Advisors, UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

----------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
**    Address for mailing purposes only.
*** This person's business address is Newport Center III, 499 Washington Blvd., 14th Floor, Jersey City, New Jersey 07310-1998.
**** This person's business address is 209 South LaSalle Street, Chicago, Illinois 60604-1295.
+ Mr. Bewkes and Mrs. Alexander are "interested persons" of the Fund as defined in the Investment Company Act by virtue of their positions with Brinson Advisors and/or UBS PaineWebber.

                                        BRINSON SERIES
                                        TRUST

                                        TACTICAL
                                        ALLOCATION
                                        PORTFOLIO

                                        DECEMBER 31, 2001

                                        ANNUAL REPORT


BRINSON ADVISORS
(C)2002 Brinson Advisors, Inc.
All Rights Reserved